Note 16 (Tables)	6 Months Ended
Jun. 30, 2022
Tangible Assets [Abstract]
Tangible Assets Breakdown By Type Of Asset [Table Text Block]
The breakdown of the balance and changes of this heading in the accompanying condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Tangible assets. Breakdown by type (Millions of Euros)
	June 2022	December 2021
Property, plant and equipment	8,043	7,107
For own use	7,784	6,874
Land and buildings (*)	6,256	4,350
Work in progress	72	67
Furniture, fixtures and vehicles	5,699	5,388
Right to use assets (*)	1,748	3,154
Accumulated depreciation	(5,723)	(5,543)
Impairment (**)	(267)	(542)
Leased out under an operating lease	259	234
Assets leased out under an operating lease	289	267
Accumulated depreciation	(31)	(33)
Investment property	294	191
Building rental	241	146
Other	2	2
Right to use assets	188	162
Accumulated depreciation	(81)	(64)
Impairment	(57)	(55)
Total	8,337	7,298
(*) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group and the effect of the IAS 29 implementation in Turkey (see Note 2.1).
(**) In 2021, it includes allowances on right of use of the rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 20 and 23).